Segmented Information - Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Sales	$ 4,649	$ 4,321
PACKAGING PRODUCTS
Disclosure of operating segments
Sales	3,343	3,088
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Sales	1,840	1,652
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Sales	933	838
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Sales	659	703
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Sales	1,352	1,268
Intersegment
Disclosure of operating segments
Sales	(89)	(105)
Intersegment sales and Corporate Activities
Disclosure of operating segments
Sales	$ (46)	$ (35)